Schedule of Estimated Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Actual and Estimated Amortization Expense [Line Items]
2013	$ 3,731
2014	3,731
2015	3,731
2016	3,696
2017	3,097
Thereafter	18,258
Identifiable intangible assets, net	$ 36,244	$ 36,516